Message From The Investment Adviser                        Brenton Mutual Funds
-------------------------------------------------------------------------------

Dear Shareholders:

For the last six months, financial markets have responded positively to solid economic growth with few signs of higher inflation rates. Low levels of unemployment have kept confidence high, and with a few notable exceptions, earnings growth for companies has met or exceeded expectations. Six years of economic growth has also contributed to a significant improvement in the country's fiscal balance. It appears that the deficit for fiscal year 1997, which ended September 30, will be in the area of $25 billion. This represents a dramatic improvement from the $290 billion level of 1992. If current conditions continue, we may see the first surplus in the federal budget since 1969 this fiscal year.

Although conditions appear favorable for the foreseeable future, as always, there are possible problems below the surface. Six years of growth has led to significant increases in the level of consumer credit outstanding. While there is much debate about the significance of this level of outstanding debt, there can be no argument that consumer delinquencies and bankruptcies have risen strongly. It is possible that high consumer debt levels could slow consumer spending going forward. In addition, recent turbulence in Far Eastern markets could spill over to the United States as world trade is becoming an increasingly important part of economic growth.

INTERMEDIATE U. S. GOVERNMENT SECURITIES FUND

During the last six months, long-term interest rates have drifted lower with the yield on the 30 year Treasury Bond steady at 6.40% on September 30. Signs of solid economic growth, which in the past has put upward pressure on interest rates, appeared to have little impact on rates as inflation has trended lower. With positive news on inflation, the federal budget deficit and economic growth, we look for interest rates to move modestly lower over the next three to six months. We believe your fund is currently structured to take advantage of the forecast we have just described. We have adopted a portfolio structure with a duration slightly longer than the Merrill Lynch 3 - 7 Year Government Index. As always, we maintain excellent credit quality by limiting our investments to U. S. Government or government agency securities.

On a longer term basis, we remain confident that we will sustain a low inflation environment for the foreseeable future. That being the case, we feel good about the prospect of achieving solid real or inflation adjusted returns for shareholders. As always, our mission is to add value for our shareholders by purchasing bonds that we believe are undervalued or underappreciated by the market.

SHARES OF THE FUNDS ARE NOT FDIC INSURED, NOR ARE THEY INSURED BY ANY GOVERNMENT AGENCY. FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BRENTON BANK OR ITS AFFILIATES. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE BRENTON MUTUAL FUNDS ARE A FAMILY OF MUTUAL FUNDS DISTRIBUTED BY BISYS FUND SERVICES WHICH IS INDEPENDENT OF BRENTON BANK AND ITS AFFILIATES. BRENTON BROKERAGE IS A REGISTERED BROKER-DEALER FROM WHOM SHARES OF THE BRENTON MUTUAL FUNDS MAY BE PURCHASED.

-------------------------------------------------------------------------------

Message From The Investment Adviser                        Brenton Mutual Funds
-------------------------------------------------------------------------------

VALUE EQUITY FUND

We are generally pleased with the performance of the fund over the last six months. Despite the fact that our return (without load) of 21.11% trailed the 26.24% recorded by the Standard & Poors 500, which is generally representative of the performance of the stock market as a whole, we produced solid returns while maintaining our disciplined Value Equity style.

Investors have responded very positively to the current environment of solid economic growth, low inflation, moderate interest rates and rising earnings. However, since the end of September, the world equity markets have become much more volatile as the currency crisis, which started in the Far East in August, has spread to Hong Kong. The U.S. market has not been spared in this process, and market moves in excess of 1% are becoming a common event. We see this volatility as an opportunity and have used it to acquire fine companies at attractive prices. As always, we look for relative value while restricting our purchases to good businesses.

Looking forward, we see an environment of slowing economic growth combined with low inflation and stable to modestly lower interest rates. In such an environment, we want to avoid cyclical companies and focus on what we believe to be solid consistent growers who are well positioned in domestic and international markets. Over the last six months, we purchased a number of such companies, including Banc One, Wells Fargo, Smithkline Beecham and Federal Home Loan Mortgage.

Looking out longer term, we continue to focus on themes related to demographics, in particular the aging of the baby boomer generation. We are confident that these trends will continue and be particularly positive for financial stocks as well as drug companies and other health care related firms.

U. S. GOVERNMENT MONEY MARKET FUND

The last six months has been a period of relative stability for short-term interest rates as the Federal Reserve has held the fed funds rate steady at 5.50% since raising it in March. We anticipate that the fed funds rate will remain steady for at least the next few months. That being the case, we expect to continue to focus on maintaining high credit quality in the fund while maintaining the average maturity near current levels.

We appreciate the opportunity to serve your investment needs and will work hard to continue to earn your confidence and support. If you have questions, would like a prospectus, or require any assistance, please contact your investment representative or call 1-800-706-FUND.

Sincerely,

/s/ Douglas Brown

Douglas Brown
Vice President and
Senior Portfolio Manager

October 15, 1997

FOR MORE COMPLETE INFORMATION ON ANY OF THE BRENTON MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND SALES CHARGES, PLEASE CALL 1-800-706-FUND FOR A FREE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

THE INVESTMENT RETURN AND NET ASSET VALUE (NAV) WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE COMPOSITION OF THE FUNDS' HOLDINGS IS SUBJECT TO CHANGE.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                      Statements of Assets and Liabilities
                                     Page 4

                            Statements of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedules of Portfolio Investments
                                     Page 8

                         Notes to Financial Statements
                                    Page 12

                              Financial Highlights
                                    Page 17

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                     INTERMEDIATE
                                   U.S. GOVERNMENT  U.S. GOVERNMENT
                                    MONEY MARKET      SECURITIES    VALUE EQUITY
                                        FUND             FUND           FUND
                                   ---------------  --------------- ------------
             ASSETS:
Investments, at value (cost
 $35,276,478; $35,216,234;
 $35,197,410, respectively)......    $35,276,478      $35,385,044   $53,055,433
Interest and dividends
 receivable......................         49,370          494,652        85,911
Prepaid expenses and other
 assets..........................            911            1,557         2,934
                                     -----------      -----------   -----------
    Total Assets.................     35,326,759       35,881,253    53,144,278
                                     -----------      -----------   -----------
          LIABILITIES:
Dividends payable................        133,825          154,172        75,792
Cash Overdraft...................             --               --        10,800
Accrued expenses and other
 payables:
  Investment advisory fees.......          4,193           12,902        28,496
  Administration fees............            774              783         1,158
  Distribution and shareholder
   service fees..................          1,397            1,465         2,135
  Custodian fees.................          3,018            1,434           696
  Fund accounting fees...........             --              447            91
  Transfer agent fees............            711            3,253           161
  Trustees' fees.................            301              120           209
  Legal fees.....................            324               --           525
  Audit fees.....................          5,763            5,042         5,031
  Registration and filing fees...            130            1,333            --
  Printing fees..................          9,814            9,367        12,441
                                     -----------      -----------   -----------
    Total Liabilities............        160,250          190,318       137,535
                                     -----------      -----------   -----------
           NET ASSETS:
Capital..........................     35,166,241       35,452,737    34,310,061
Undistributed (distributions in
 excess of)
 net investment income (loss)....            626            8,574        (2,643)
Accumulated undistributed net
 realized gains (losses) from
 investment transactions.........           (358)          60,814       841,302
Net unrealized appreciation
 (depreciation) from investments.             --          168,810    17,858,023
                                     -----------      -----------   -----------
    Net Assets...................    $35,166,509      $35,690,935   $53,006,743
                                     ===========      ===========   ===========
Outstanding units of beneficial
 interest (shares)...............     35,166,281        3,490,844     2,966,983
                                     ===========      ===========   ===========
Net asset value--redemption price
 per share.......................    $      1.00      $     10.22   $     17.87
                                     ===========      ===========   ===========
Maximum Sales Charge.............                            3.50%         4.50%
                                                      -----------   -----------
Maximum Offering Price per share
 (100%/(100%--Maximum Sales
 Charge) of net asset value
 adjusted to nearest cent).......    $      1.00(a)   $     10.59   $     18.71
                                     ===========      ===========   ===========

------
(a) Offering price and redemption price are the same for the U.S. Government Money Market Fund.


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                     INTERMEDIATE
                                    U.S. GOVERNMENT U.S. GOVERNMENT
                                     MONEY MARKET     SECURITIES    VALUE EQUITY
                                         FUND            FUND           FUND
                                    --------------- --------------- ------------
INVESTMENT INCOME:
Interest income...................     $ 887,121      $1,098,006     $       --
Dividend income...................         4,288          48,048        445,475
                                       ---------      ----------     ----------
  Total Income....................       891,409       1,146,054        445,475
                                       ---------      ----------     ----------
EXPENSES:
Investment advisory fees..........        64,447          77,393        161,676
Administration fees...............        32,223          34,883         48,043
Distribution and shareholder
services fees.....................        80,558          87,206        120,106
Custodian fees....................         6,954           4,026          4,602
Fund accounting fees..............        15,224          16,607         16,139
Legal fees........................         3,435           4,065          5,241
Audit fees........................         3,804           4,251          6,426
Trustees' fees....................           966           1,098          1,386
Transfer agent fees...............        20,216          14,223         23,325
Registration and filing fees......         1,725           2,633          3,714
Printing costs....................         4,904           4,716          6,779
Other.............................           915             888            942
                                       ---------      ----------     ----------
  Total Expenses..................       235,371         251,989        398,379
Less: Fee waivers and expense
reimbursements....................      (112,782)        (78,486)      (108,096)
                                       ---------      ----------     ----------
  Net Expenses....................       122,589         173,503        290,283
                                       ---------      ----------     ----------
Net Investment Income.............       768,820         972,551        155,192
                                       ---------      ----------     ----------
REALIZED/UNREALIZED GAINS (LOSSES)
 FROM INVESTMENTS:
Net realized gains (losses) from
investment transactions...........             8          67,830      1,161,669
Net change in unrealized
 appreciation (depreciation) from
 investments......................            --       1,003,563      7,670,112
                                       ---------      ----------     ----------
Net realized/unrealized gains
(losses) from investments.........             8       1,071,393      8,831,781
                                       ---------      ----------     ----------
Change in net assets resulting
from operations...................     $ 768,828      $2,043,944     $8,986,973
                                       =========      ==========     ==========


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                           U.S. GOVERNMENT MONEY      INTERMEDIATE U.S. GOVERNMENT
                                MARKET FUND                  SECURITIES FUND
                         ---------------------------  -------------------------------
                          SIX MONTHS                    SIX MONTHS
                             ENDED       YEAR ENDED        ENDED        YEAR ENDED
                         SEPTEMBER 30,   MARCH 31,     SEPTEMBER 30,     MARCH 31,
                             1997           1997           1997            1997
                         -------------  ------------  ---------------  --------------
                          (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $    768,820   $  1,457,429      $   972,551     $ 1,907,327
 Net realized gains
  (losses) from
  investment
  transactions..........            8             30           67,830          25,161
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........           --             --        1,003,563        (814,536)
                         ------------   ------------   --------------  --------------
Change in net assets
   resulting from
operations..............      768,828      1,457,459        2,043,944       1,117,952
                         ------------   ------------   --------------  --------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income................     (768,820)    (1,457,429)        (980,867)     (1,906,249)
 In excess of net
  investment income.....           --             --               --              --
 From net realized
  gains.................           --             --               --         (25,161)
 In excess of net
  realized gains........           --             --               --          (6,612)
                         ------------   ------------   --------------  --------------
Change in net assets
 from shareholder
 distributions..........     (768,820)    (1,457,429)        (980,867)     (1,938,022)
                         ------------   ------------   --------------  --------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................   40,248,508     89,015,767        3,624,486       9,073,851
 Dividends reinvested...      131,662        177,120          255,865         430,122
 Cost of shares
  redeemed..............  (40,009,302)   (89,833,623)      (3,410,250)     (8,916,346)
                         ------------   ------------   --------------  --------------
 Change in net assets
  from capital share
  transactions..........      370,868       (640,736)         470,101         587,627
                         ------------   ------------   --------------  --------------
 Change in net assets...      370,876       (640,706)       1,533,178        (232,443)
NET ASSETS:
 Beginning of period....   34,795,633     35,436,339       34,157,757      34,390,200
                         ------------   ------------   --------------  --------------
 End of period.......... $ 35,166,509   $ 34,795,633   $   35,690,935  $   34,157,757
                         ============   ============   ==============  ==============
SHARE TRANSACTIONS:
 Issued.................   40,248,508     89,015,767          358,244         900,765
 Reinvested.............      131,662        177,120           25,476          42,750
 Redeemed...............  (40,009,289)   (89,833,639)        (338,081)       (888,437)
                         ------------   ------------   --------------  --------------
Change in shares........      370,881       (640,752)          45,639          55,078
                         ============   ============   ==============  ==============


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            VALUE EQUITY
                                                                FUND
                                                      -------------------------
                                                       SIX MONTHS
                                                          ENDED     YEAR ENDED
                                                      SEPTEMBER 30,  MARCH 31,
                                                          1997         1997
                                                      ------------- -----------
                                                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income..............................   $   155,192  $   328,324
 Net realized gains (losses) from investment
  transactions......................................     1,161,669      502,713
 Net change in unrealized appreciation
  (depreciation) from investments...................     7,670,112    5,121,200
                                                       -----------  -----------
Change in net assets resulting from operations......     8,986,973    5,952,237
                                                       -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income.........................      (151,666)    (328,324)
 In excess of net investment income.................            --       (6,955)
 From net realized gains............................            --     (502,713)
 In excess of net realized gains....................            --     (200,285)
                                                       -----------  -----------
Change in net assets from shareholder distributions.      (151,666)  (1,038,277)
                                                       -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued........................     5,688,220   12,165,965
 Dividends reinvested...............................       110,271      700,687
 Cost of shares redeemed............................    (3,353,713)  (8,406,836)
                                                       -----------  -----------
 Change in net assets from capital share
  transactions......................................     2,444,778    4,459,816
                                                       -----------  -----------
 Change in net assets...............................    11,280,085    9,373,776
NET ASSETS:
 Beginning of period................................    41,726,658   32,352,882
                                                       -----------  -----------
 End of period......................................   $53,006,743  $41,726,658
                                                       ===========  ===========
SHARE TRANSACTIONS:
 Issued.............................................       340,766      858,261
 Reinvested.........................................         6,847       49,747
 Redeemed...........................................      (200,901)    (586,543)
                                                       -----------  -----------
Change in shares....................................       146,712      321,465
                                                       ===========  ===========


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON U. S. GOVERNMENT MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

  SHARES OR
  PRINCIPAL                         SECURITY                          AMORTIZED
   AMOUNT                          DESCRIPTION                          COST
 ----------- ------------------------------------------------------  -----------
 U. S. GOVERNMENT AGENCIES (100.3%):
 Federal Farm Credit Bank:
 $   850,000 5.75%,* 7/1/98........................................  $   849,116
 Federal Home Loan Bank:
  24,614,000 6.00%, 10/1/97........................................   24,614,000
   1,000,000 5.60%, 11/13/97.......................................      993,317
   3,000,000 5.41%, 11/19/97.......................................    2,977,970
   1,500,000 5.42%, 12/4/97........................................    1,485,547
     900,000 5.72%, 7/21/98........................................      899,971
 Student Loan Marketing Association:
     500,000 5.86%, 6/10/98........................................      499,660

 SHARES OR
 PRINCIPAL                         SECURITY                           AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ---------- ------------------------------------------------------   -----------
 U. S. GOVERNMENT AGENCIES, CONTINUED:
 Student Loan Marketing Association, continued:
 $  640,000 5.85%, 6/10/98........................................   $   639,395
    900,000 5.79%, 9/16/98........................................       899,397
  1,400,000 5.82%, 9/16/98........................................     1,400,796
                                                                     -----------
 Total U.S. Government Agencies....................................   35,259,169
                                                                     -----------
 INVESTMENT COMPANIES (0.0%):
     17,309 Dreyfus Treasury Prime Money Market Portfolio.........        17,309
                                                                     -----------
 Total Investment Companies........................................       17,309
                                                                     -----------
 Total (Cost--$35,276,478)(a)......................................  $35,276,478
                                                                     ===========

------
  * Effective Yield at date of purchase.
Percentages indicated are based on net assets of $35,166,509.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE U. S. GOVERNMENT SECURITIES FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                          SECURITY                           MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- -------------------------------------------------------  -----------
 U.S. GOVERNMENT AGENCIES (75.0%):
 Federal Home Loan Bank:
 $1,000,000 5.97%, 11/8/99.........................................  $   999,520
  2,000,000 6.50%, 6/5/02..........................................    2,027,760
  1,000,000 6.89%, 4/6/04..........................................    1,032,000
  1,000,000 7.36% 7/1/04...........................................    1,057,280
  1,000,000 7.32%, 4/21/05.........................................    1,055,280
  3,000,000 6.32%, 6/28/05.........................................    2,987,700
  1,000,000 6.15%, 11/28/05........................................      985,430
 Federal Home Loan Mortgage Corporation:
  1,500,000 6.55%, 10/2/02.........................................    1,524,885
  1,000,000 6.75%, 8/1/05..........................................    1,022,390
  1,400,000 5.90%, 2/14/06.........................................    1,356,810
  2,000,000 6.28%, 3/6/06..........................................    1,984,480
  1,149,691 6.50%, 7/1/08..........................................    1,146,816
  2,500,000 5.85%, 1/15/17.........................................    2,484,200
  1,721,543 7.50%, 12/1/25.........................................    1,752,737
 Federal National Mortgage Association:
  1,500,000 6.74%, 7/9/07..........................................    1,533,450

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 $  675,824 6.50%, 3/1/09.........................................   $   674,553
  2,309,608 7.50%, 11/1/17........................................     2,365,177
 Government National Mortgage Assoc.:
    788,762 7.00%, 5/1/10.........................................       797,139
                                                                     -----------
   Total U.S. Government Agencies..................................   26,787,607
                                                                     -----------
 U.S. TREASURY NOTES (19.6%):
  1,700,000 8.88%, 11/15/98.......................................     1,757,477
  1,000,000 6.38%, 1/15/00........................................     1,012,030
  3,700,000 6.25%, 1/31/02........................................     3,732,153
    500,000 6.25%, 8/31/02........................................       504,265
                                                                     -----------
   Total U.S. Treasury Notes.......................................    7,005,925
                                                                     -----------
 INVESTMENT COMPANIES (4.5%):
  1,591,512 Goldman Federal Portfolio Money Market Portfolio......     1,591,512
                                                                     -----------
   Total Investment Companies......................................    1,591,512
                                                                     -----------
   Total (Cost--$35,216,234)(a)....................................  $35,385,044
                                                                     ===========

------
Percentages indicated are based on net assets of $35,690,935.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation........   $ 270,512
   Unrealized depreciation........    (101,702)
                                      --------
   Net unrealized
    appreciation/(depreciation)....  $ 168,810
                                      ========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (95.4%):
 Aerospace/Defense (1.4%):
  11,000   General Motors Corp.--Class H..........................   $   727,375
                                                                     -----------
 Auto Parts (1.3%):
  12,000   TRW, Inc...............................................       658,500
                                                                     -----------
 Banks (7.6%):
  13,500   Banc One Corp..........................................       753,469
  16,000   BankAmerica Corp.......................................     1,173,000
  15,000   Barnett Banks, Inc.....................................     1,061,250
   3,500   Wells Fargo & Co.......................................       962,500
                                                                     -----------
                                                                       3,950,219
                                                                     -----------
 Beverages--Non-alcoholic (2.3%):
   9,200   Coca-Cola Co...........................................       560,625
  16,700   PepsiCo, Inc...........................................       677,394
                                                                     -----------
                                                                       1,238,019
                                                                     -----------
 Beverages--Brewery (1.5%):
  17,400   Anheuser-Busch Cos., Inc...............................       785,175
                                                                     -----------
 Capital Equipment (1.9%):
  20,000   Illinois Tool Works, Inc...............................     1,000,000
                                                                     -----------
 Chemicals--Diversified (1.0%):
   8,600   Du Pont (E.I.) de Nemours & Co.........................       529,438
                                                                     -----------
 Chemicals--Specialty (1.3%):
  21,000   Sigma-Aldrich Corp.....................................       691,687
                                                                     -----------
 Computers--Peripheral Equipment (1.0%):
  11,000   Adaptec, Inc. (b)......................................       514,250
                                                                     -----------
 Computer Software (3.0%):
  21,000   Electronic Data Systems Corp...........................       745,500
  23,400   Oracle Corp.(b)........................................       852,637
                                                                     -----------
                                                                       1,598,137
                                                                     -----------
 Diversified Operations (3.7%):
  18,000   General Electric Co....................................     1,225,125
   8,100   Minnesota Mining & Manufacturing Co....................       749,250
                                                                     -----------
                                                                       1,974,375
                                                                     -----------
 Electrical Equipment (3.3%):
  18,000   AMP, Inc...............................................       964,125
 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Electrical Equipment, continued:
  14,000   Emerson Electric Co....................................   $   806,750
                                                                     -----------
                                                                       1,770,875
                                                                     -----------
 Electronic Components (5.5%):
  13,000   Arrow Electronics, Inc. (b)............................       754,000
  18,200   Intel Corp.............................................     1,680,087
   7,000   Motorola, Inc..........................................       503,125
                                                                     -----------
                                                                       2,937,212
                                                                     -----------
 Financial Services (3.6%):
  15,000   Federal Home Loan Mortgage Corp........................       528,750
  23,800   MGIC Investment Corp...................................     1,364,038
                                                                     -----------
                                                                       1,892,788
                                                                     -----------
 Food Products & Services (3.8%):
  15,600   ConAgra, Inc...........................................     1,029,600
  19,300   Sara Lee Corp..........................................       993,950
                                                                     -----------
                                                                       2,023,550
                                                                     -----------
 Food-Wholesale/Distribution (1.2%):
  17,000   Sysco Corp.............................................       627,937
                                                                     -----------
 Health Care--Drugs (7.0%):
  12,000   American Home Products Corp............................       876,000
  15,000   Bristol-Myers Squibb Co................................     1,241,250
   9,600   Merck & Co., Inc.......................................       959,400
  13,200   Smithkline Beecham plc-ADR.............................       645,150
                                                                     -----------
                                                                       3,721,800
                                                                     -----------
 Health Care--General Products (1.0%):
   9,100   Johnson & Johnson......................................       524,387
                                                                     -----------
 Health Care--Hospitals (1.2%):
  22,950   Columbia/HCA Healthcare Corp...........................       659,812
                                                                     -----------
 Household--General Products (1.7%):
  22,500   Newell Co..............................................       900,000
                                                                     -----------
 Insurance (7.5%):
   7,000   Loews Corp.............................................       790,562
  28,000   ReliaStar Financial Corp...............................     1,114,750
  19,300   Safeco Corp............................................     1,022,900
  23,200   UNUM Corp..............................................     1,058,500
                                                                     -----------
                                                                       3,986,712
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Leisure & Recreation (1.7%):
  25,000   Brunswick Corp.........................................   $   881,250
                                                                     -----------
 Office Supplies, Automation & Equipment (2.7%):
  16,500   Avery Dennison Corp....................................       660,000
   9,000   Pitney Bowes, Inc......................................       748,688
                                                                     -----------
                                                                       1,408,688
                                                                     -----------
 Oil Companies--Integrated (4.6%):
   8,800   Amoco Corp.............................................       848,100
  12,800   Exxon Corp.............................................       820,000
  10,600   Mobil Corp.............................................       784,400
                                                                     -----------
                                                                       2,452,500
                                                                     -----------
 Oil Field Services (2.5%):
  16,000   Schlumberger Ltd.......................................     1,347,000
                                                                     -----------
 Paint & Related Products (1.7%):
  29,800   Sherwin-Williams Co....................................       877,238
                                                                     -----------
 Paper & Related Products (1.7%):
  18,800   Kimberly-Clark Corp....................................       920,025
                                                                     -----------
 Restaurants (1.3%):
  15,000   McDonald's Corp........................................       714,375
                                                                     -----------
 Retail--Convenience Stores (1.4%):
  30,000   Casey's General Stores, Inc............................       738,750
                                                                     -----------
 Retail--General Merchandise (2.1%):
  22,000   Costco Cos., Inc.(b)...................................       827,750
   7,000   Dillard's, Inc.........................................       306,688
                                                                     -----------
                                                                       1,134,438
                                                                     -----------
 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Retail--Specialty Stores(1.0%):
    10,500 Home Depot, Inc........................................   $   547,312
                                                                     -----------
 Tobacco (1.6%):
    20,300 Philip Morris Cos., Inc................................       843,719
                                                                     -----------
 Utilities--Electric (5.3%):
    15,000 AES Corp.(b)...........................................       656,250
    29,000 Boston Edison Co.......................................       889,938
    26,000 Houston Industries, Inc................................       565,500
    28,800 Ohio Edison Co.........................................       675,000
                                                                     -----------
                                                                       2,786,688
                                                                     -----------
 Utilities--Gas & Pipeline (1.5%):
    15,300 Sonat, Inc.............................................       778,388
                                                                     -----------
 Utilities--Telephone (4.5%):
    14,800 GTE Corp...............................................       671,550
     9,900 SBC Communications, Inc................................       607,613
    32,000 WorldCom, Inc.(b)......................................     1,132,000
                                                                     -----------
                                                                       2,411,163
                                                                     -----------
   Total Common Stocks                                                50,553,782
                                                                     -----------
 INVESTMENT COMPANIES (4.7%):
 2,364,306 Goldman Federal Money Market Portfolio.................     2,364,306
   137,345 Goldman Sachs Treasury Obligations MM Portfolio........       137,345
                                                                     -----------
   Total Investment Companies                                          2,501,651
                                                                     -----------
   Total (Cost--$35,197,410)(a)                                      $53,055,433
                                                                     ===========

------
Percentages indicated are based on net assets of $53,006,743.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation...     $18,184,031
   Unrealized depreciation...        (326,008)
                                  -----------
   Net unrealized
    appreciation/(depreciation).  $17,858,023
                                  ===========

(b) Represents non-income producing securities.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

1. ORGANIZATION:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. Between the date of organization and the date of commencement of operations of the Brenton U.S. Government Money Market Fund, the Brenton Intermediate U.S. Government Securities Fund, and the Brenton Value Equity Fund, (individually, a "Fund"; collectively, the "Funds"), each of which is a series of the Group, earned no investment income and had no operations other than incurring organizational expenses.

 The Brenton U.S. Government Money Market Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal. The Fund invests exclusively in short-term U.S. Treasury bills and notes and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). The investment objective of the Brenton Intermediate U. S. Government Securities Fund is to seek total return consistent with the production of current income and the preservation of capital. The Fund invests primarily in U.S. Government Obligations and intends to maintain a dollar-weighted average portfolio maturity of 3 to 10 years. The investment objective of the Brenton Value Equity Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities.

 The Group is authorized to issue an unlimited number of shares which are equal units of beneficial interest with a par value of $0.01 per share. Sales of Fund shares may be made to the general public.

2. SIGNIFICANT ACCOUNTING PRINCIPLES:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that effect the reported amounts and disclosures. Actual amounts could differ from those estimates.

   SECURITIES VALUATION:

   Investments of the Brenton U.S. Government Money Market Fund are valued at either amortized cost, which approximates market value, or at original cost which when combined with accrued interest approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Brenton U.S. Government Money Market Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.


                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

   Investments in common and preferred stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities and U.S. Government agency securities of the Brenton Intermediate U.S. Government Securities Fund and the Brenton Value Equity Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value or as determined in good faith by the investment adviser under the supervision of the Group's Board of Trustees. The difference between the cost and market values of investments held by the variable net asset value funds is reflected as either unrealized appreciation or depreciation.

   SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   REPURCHASE AGREEMENTS:

   The Funds may acquire repurchase agreements from financial institutions such as banks, brokers, or dealers that the investment adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under an agreement to repurchase, is required to maintain with the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system, the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Dividends from net investment income are declared and paid monthly for the Intermediate U.S. Government Securities Fund. Dividends from net investment income are declared and paid quarterly for the Value Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each Fund.


                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs, expiring capital loss carry forwards and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve each of the Funds from all, or substantially all, federal income taxes. For federal income tax purposes, the Brenton U.S. Government Money Market Fund as of March 31, 1997, has capital loss carryforwards of $353 (expires in FYE 2005) which are available to offset future capital gains.

   EXPENSES:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

   ORGANIZATION COSTS:

   All expenses in connection with the Funds' organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Funds. Such expenses are being amortized over a period of two years commencing with the date of the initial public offering.

3. PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1997 are as follows:

                                                          PURCHASES     SALES
                                                         ----------- -----------
  Intermediate U.S. Government Securities Fund.......... $14,051,063 $15,711,214
  Value Equity Fund.....................................   6,750,779   4,955,802


                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

4. RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Group by Brenton Bank, ("Brenton Bank"). Under the terms of the investment advisory agreement, Brenton Bank is entitled to receive fees computed daily based on a percentage of the average net assets of each Fund. Brenton Bank also serves as custodian to the Funds. The Northern Trust Company serves as sub-investment adviser to the U.S. Government Money Market Fund. For such services, the Northern Trust Company receives an annual fee of 0.08% of the U.S. Government Money Market Fund's average daily net assets.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc.

 BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS's fees are computed daily as a percentage of the average net assets of each of the Funds.

 BISYS Ohio serves as transfer agent to the Funds. Under the terms of the transfer agency agreement, BISYS Ohio is entitled to receive fees based upon a specified amount per shareholder with specified minimum per portfolio amounts and surcharges, plus certain out-of-pocket expenses. BISYS Ohio also serves as fund accountant. Under the terms of the fund accounting agreement, BISYS Ohio receives fees monthly at an annual rate of $30,000 for the U.S. Government Money Market Fund, the Intermediate U.S. Government Securities Fund, and the Value Equity Fund, plus certain out-of-pocket expenses.

 The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed .50% of the average daily net asset value of the Funds. These fees are used by BISYS to pay banks, including Brenton Bank, brokers, dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares.


                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

 Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the six months ended September 30, 1997:

                                                 U.S.    INTERMEDIATE
                                              GOVERNMENT     U.S.
                                                MONEY     GOVERNMENT   VALUE
                                                MARKET    SECURITIES   EQUITY
                                                 FUND        FUND       FUND
                                              ---------- ------------ --------
  INVESTMENT ADVISOR FEES:
  Annual fee before voluntary fee reductions
   (percentage of average net assets)........     0.40%       0.44%       0.67%
  Voluntary fee reductions...................  $40,279          NA          NA
  ADMINISTRATION FEES:
  Annual fee (percentage of average net
  assets)....................................     0.20%       0.20%       0.20%
  12B-1 FEES:
  Annual fee before voluntary fee reductions
   (percentage of average net assets)........     0.50%       0.50%       0.50%
  Voluntary fee reductions...................  $72,503     $78,486    $108,096
  ACCOUNTING FEES:...........................  $15,224     $16,607    $ 16,139
  CUSTODIAN FEES:............................  $ 6,954     $ 4,026    $  4,602
  TRANSFER AGENT FEES:.......................  $20,216     $14,223    $ 23,325

5. FEDERAL INCOME TAX INFORMATION (UNAUDITED):

 Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The U.S. Government Money Market Fund, The Intermediate U.S. Government Securities Fund, and The Value Equity Fund had deferred losses of $13, $7,016, and $320,367 respectively, which will be treated as arising on the first day of the fiscal year ending March 31, 1998.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                            U.S. GOVERNMENT MONEY
                                                 MARKET FUND
                                 --------------------------------------------
                                  SIX MONTHS      YEAR      YEAR    AUGUST 9,
                                     ENDED        ENDED     ENDED    1994 TO
                                 SEPTEMBER 30,  MARCH 31, MARCH 31, MARCH 31,
                                     1997         1997      1996    1995 (A)
                                 -------------  --------- --------- ---------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
PERIOD.........................     $  1.00      $  1.00   $  1.00   $  1.00
                                    -------      -------   -------   -------
INVESTMENT ACTIVITIES
 Net investment income.........       0.024        0.046     0.050     0.028
 Net realized and unrealized
  gains (losses) from
  investments..................          --           --        --        --
                                    -------      -------   -------   -------
  Total from Investment
   Activities..................       0.024        0.046     0.050     0.028
                                    -------      -------   -------   -------
DISTRIBUTIONS
 Net investment income.........      (0.024)      (0.046)   (0.050)   (0.028)
 Net realized gains............          --           --        --        --
                                    -------      -------   -------   -------
  Total Distributions..........      (0.024)      (0.046)   (0.050)    0.028
                                    -------      -------   -------   -------
NET ASSET VALUE, END OF PERIOD.     $  1.00      $  1.00   $  1.00   $  1.00
                                    =======      =======   =======   =======
  Total Return (excludes sales
   charge).....................        2.42%(b)     4.67%     5.12%     2.84%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period
  (000)........................     $35,167      $34,796   $35,436   $27,810
 Ratio of expenses to average
  net assets...................        0.76%(c)     0.77%     0.75%     0.97%(c)
 Ratio of net investment income
  to average net assets........        4.77%(c)     4.57%     4.99%     4.37%(c)
 Ratio of expenses to average
  net assets*..................        1.46%(c)     1.47%     1.46%     1.66%(c)
 Ratio of net investment income
  to average net assets*.......        4.07%(c)     3.87%     4.28%     3.68%(c)

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.


                      See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                        INTERMEDIATE U.S. GOVERNMENT
                                               SECURITIES FUND
                                 --------------------------------------------
                                  SIX MONTHS      YEAR      YEAR    AUGUST 9,
                                     ENDED        ENDED     ENDED    1994 TO
                                 SEPTEMBER 30,  MARCH 31, MARCH 31, MARCH 31,
                                     1997         1997      1996    1995 (A)
                                 -------------  --------- --------- ---------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
PERIOD.........................     $  9.91      $ 10.14   $  9.99   $ 10.00
                                    -------      -------   -------   -------
INVESTMENT ACTIVITIES
 Net investment income.........        0.28         0.57      0.59      0.35
 Net realized and unrealized
  gains (losses) from
  investments..................        0.31        (0.22)     0.15     (0.02)
                                    -------      -------   -------   -------
  Total from Investment
   Activities..................        0.59         0.35      0.74      0.33
                                    -------      -------   -------   -------
DISTRIBUTIONS
 Net investment income.........       (0.28)       (0.57)    (0.59)    (0.34)
 Net realized gains............          --        (0.01)       --        --
                                    -------      -------   -------   -------
  Total Distributions..........       (0.28)       (0.58)    (0.59)    (0.34)
                                    -------      -------   -------   -------
NET ASSET VALUE, END OF PERIOD.     $ 10.22      $  9.91   $ 10.14   $  9.99
                                    =======      =======   =======   =======
  Total Return (excludes sales
   charge).....................        6.08%(b)     3.51%     7.48%     3.42%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period
  (000)........................     $35,691      $34,158   $34,390   $16,438
 Ratio of expenses to average
  net assets...................        0.99%(c)     1.02%     1.07%     1.53%(c)
 Ratio of net investment income
  to average net assets........        5.57%(c)     5.64%     5.82%     5.71%(c)
 Ratio of expenses to average
  net assets*..................        1.44%(c)     1.47%     1.55%     2.03%(c)
 Ratio of net investment income
  to average net assets*.......        5.12%(c)     5.19%     5.34%     5.21%(c)
 Portfolio Turnover............       43.08%       78.95%    30.85%    20.69%

--------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.


                      See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                               VALUE EQUITY
                                                   FUND
                                --------------------------------------------
                                 SIX MONTHS      YEAR      YEAR    AUGUST 9,
                                    ENDED        ENDED     ENDED    1994 TO
                                SEPTEMBER 30,  MARCH 31, MARCH 31, MARCH 31,
                                    1997         1997      1996    1995 (A)
                                -------------  --------- --------- ---------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
PERIOD.........................    $ 14.80      $ 12.95   $ 10.83   $ 10.00
                                   -------      -------   -------   -------
INVESTMENT ACTIVITIES
 Net investment income.........       0.05         0.13      0.10      0.09
 Net realized and unrealized
  gains (losses) from
  investments..................       3.07         2.11      2.70      0.83
                                   -------      -------   -------   -------
  Total from Investment
   Activities..................       3.12         2.24      2.80      0.92
                                   -------      -------   -------   -------
DISTRIBUTIONS
 Net investment income.........      (0.05)       (0.13)    (0.10)    (0.09)
 Net realized gains............         --        (0.19)    (0.58)       --
 In excess of net realized
  gains........................         --        (0.07)       --        --
                                   -------      -------   -------   -------
  Total Distributions..........      (0.05)       (0.39)    (0.68)    (0.09)
                                   -------      -------   -------   -------
NET ASSET VALUE, END OF
PERIOD.........................    $ 17.87      $ 14.80   $ 12.95   $ 10.83
                                   =======      =======   =======   =======
  Total Return (excludes sales
   charge).....................      21.11%(b)    17.44%    26.13%     9.25%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period
  (000)........................    $53,007      $41,727   $32,353   $15,628
 Ratio of expenses to average
  net assets...................       1.21%(c)     1.28%     1.45%     1.80%(c)
 Ratio of net investment income
  to average net assets........       0.65%(c)     0.88%     0.83%     1.39%(c)
 Ratio of expenses to average
  net assets*..................       1.66%(c)     1.73%     1.92%     2.30%(c)
 Ratio of net investment income
  to average net assets*.......       0.20%(c)     0.43%     0.36%     0.89%(c)
 Portfolio Turnover............      10.81%       17.15%    43.80%    18.30%
 Average commission rate paid
  (d)..........................    $0.0760      $0.0824        --        --

------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to the year ended March 31, 1997.


                      See notes to financial statements.

INVESTMENT ADVISER
Brenton Bank
2840 Ingersoll
Des Moines, Iowa 50312

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215


11/97



[LOGO OF BRENTON
 MUTUAL FUNDS APPEARS HERE]


       BRENTONBank
    Investment Advisor


    SEMI-ANNUAL REPORT
           TO
       SHAREHOLDERS
    SEPTEMBER 30, 1997